BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about borrowings [abstract]
Summary of borrowings
The composition of corporate borrowings is presented in the following table:

	June 30, 2020				December 31, 2019
	Weighted-average				Weighted- average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	N/A	4	$—	$—	2.9	5	$299	$299
Commercial paper	0.6	< 1	140	140	N/A	N/A	N/A	N/A
Medium Term Notes:
Series 4 (C$150)	5.8	16	110	143	5.8	17	115	142
Series 8 (C$400)	4.8	2	295	310	4.8	2	308	324
Series 9 (C$400)	3.8	5	295	318	3.8	5	308	322
Series 10 (C$500)	3.6	7	368	402	3.6	7	384	400
Series 11 (C$475)	4.3	9	350	397	4.3	9	231	248
Series 12 (C$475)	3.4	10	350	372	3.4	10	231	232
Series 13 (C$300)	4.3	29	221	248	4.3	30	231	237
	4.0	10	$1,989	$2,190	4.1	10	$1,808	$1,905
Total corporate borrowings			2,129	$2,330			2,107	$2,204
Add: Unamortized premiums(1)			6				—
Less: Unamortized financing fees(1)			(11)				(7)
Less: Current portion			(140)				—
			$1,984				$2,100

(1)	Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2020				December 31, 2019
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)
Hydroelectric(2)	5.9	9	$6,569	$7,196	5.9	10	$6,616	$7,106
Wind	5.2	10	1,861	1,961	5.2	11	1,899	2,006
Solar	5.2	5	304	302	5.1	5	355	363
Storage & other	3.3	1	77	79	3.9	4	94	98
Total	5.7	9	$8,811	$9,538	5.7	10	$8,964	$9,573
Add: Unamortized premiums(3)			8				9
Less: Unamortized financing fees(3)			(57)				(69)
Less: Current portion			(1,190)				(685)
			$7,572				$8,219

(1)	Includes $117 million (2019: $142 million) borrowed under a subscription facility of a Brookfield sponsored private fund.

(2)
Includes a lease liability of $554 million associated with a hydroelectric facility included in property, plant and equipment, at fair value, which is subject to revaluation. During the quarter, Brookfield Renewable exercised the buy out option related to this lease liability. The transaction is expected to close in 2020.

(3)	Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
The following table summarizes the available portion of credit facilities:

(MILLIONS)	June 30, 2020	December 31, 2019
Authorized corporate credit facilities(1)	$2,150	$2,150
Draws on corporate credit facilities(1)	—	(299)
Authorized letter of credit facility	400	400
Issued letters of credit	(258)	(266)
Available portion of corporate credit facilities	$2,292	$1,985

(1)	Amounts are guaranteed by Brookfield Renewable.